Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Summary of Transactions with Associates, Joint Ventures and Other Related Parties (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	€ 38,651	€ 74,107	€ 52,304
Expenses	431	42
Dividends received		3,697	1,744
Amounts owed by related parties	7,966	7,457	8,028
Amounts due to related parties	75	59
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	26,523	59,838	48,457
Dividends received		3,697	1,490
Amounts owed by related parties	4,198	5,314	6,953
Nars Miami LLCC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	167	1,484	806
Expenses	431	16
Dividends received			254
Amounts owed by related parties	103	231	123
Amounts due to related parties	75	59
Natuzzi Texas LLC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	1,951	992
Amounts owed by related parties	2,598	1,193
Natuzzi Stores UK LTD [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	5,876	7,110
Amounts owed by related parties	44	14
Natuzzi Design S.a.s. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	2,130	2,550	1,820
Amounts owed by related parties	724	426	710
Natuzzi Arredamenti S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	1,619	1,734	989
Expenses		26
Amounts owed by related parties	243	231	191
Natuzzi Sofa S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	385	399	232
Amounts owed by related parties	€ 56	€ 48	€ 51